Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments [Abstract]
Derivative financial liabilities	$ 1,171,172	$ 2,137,166
Fair value change of convertible note on exchange of the convertible note for return of equipment deposit (Note 13 and 15)	(706,666)
Derivatives embedded in the convertible promissory note issued (Note 16(ii))		338,604
Fair value change in derivative financial instruments during the year	(448,154)	(1,304,598)
Derivative financial liabilities	16,352	1,171,172
Current	16,352	992,336	$ 688,165
Non-Current		$ 178,836